CoJax Oil and Gas Corporation

3033 Wilson Boulevard, Suite E605, Arlington, Virginia. 22201

Telephone: (703) 261-8606; Writer’s Email: jeff@jeffguzy.com

July 26, 2019

VIA EDGAR CORRESPONDENCE FILING

TRANSMITTAL LETTER

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.
Washington, D.C. 20549

ATTN: Kevin Dougherty, Corporation Finance

Lauren Nguyen, Legal Branch Chief

John Cannarella, Accounting Branch

Karl Hiller, Accounting Branch

Re:	CoJax Oil and Gas Corporation

Formal Submission of Form S-1 Registration Statement

CIK No. 0001763925

CoJax Oil and Gas Corporation (“Company”) is transmitting for filing its Form S-1 Registration Statement with all exhibits.  The Form S-1 Registration Statement is for a direct offering made on a minimum-maximum, best efforts offering of a maximum of 3,000,000 shares of Common Stock at a per share purchase price of $2.00.

The filing fee of $747.00 has been calculated pursuant to Rule 457(o) under the Act and was paid prior to the submission of this registration statement by wire transfer to the Commission's lockbox of record.

If you have any question regarding this transmittal letter or submission for filing, please contact Jeffrey Guzy at telephone (703) 216-8606, or via e-mail at jeff@jeffguzycom, or Paul W. Richter, PW Richter, plc, outside legal counsel to Issuer, at telephone (703) 725-7299 or via email at pwr@pwrichtersec.com.

Sincerely, /s/ Jeffrey J. Guzy Chairman of the Board of Directors CoJax Oil and Gas Corporation